Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Third-party claims administration liability	$ 2,591	$ 2,182
Tax refund due to pre-merger unitholder	862	0
Current operating lease liability	364	0
Other	188	184
Other current liabilities	$ 4,005	$ 2,366